Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments, fair value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2024 and 2023:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2024	2023	Balance Sheets Location	2024	2023
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$2,093	$119	Accrued payroll and other liabilities	$—	$(1,536)
Call spread + Coupon-only swap	Derivative instruments	16,998	2,823	Derivative instruments	(179)	(185)
Sustainability linked ESG Principal Only Swap	Derivative instruments	25,617	18,466	Derivative instruments	(207)	(261)
Cross-currency interest rate swap	Derivative instruments	37,627	19,337	Derivative instruments	(620)	(2,398)
Subtotal		$82,335	$40,745		$(1,006)	$(4,380)
Derivatives not designated as hedging instruments
Forward contracts	Derivative instruments	48	—	Derivative instruments	(286)	—
Call Spread + Coupon-only swap	Derivative instruments	—	3,761	Derivative instruments	—	(12,578)
Call spread	Derivative instruments	—	2,099	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	—	Derivative instruments	—	(7,336)
Subtotal		$48	$5,860		$(286)	$(19,914)
Total derivative instruments		$82,383	$46,605		$(1,292)	$(24,294)

Schedule of derivative instruments
The following table presents the notional amounts of the Company’s outstanding derivative instruments classified as cash flow hedge:

	Notional amount as of December 31,
	2024	2023
Forward contracts	$48,799	$44,412
Call Spread + Coupon-only swap	89,000	24,000
Sustainability-linked ESG Principal Only	50,000	50,000
Cross-currency interest rate swap	80,000	80,000

The following table presents the notional amounts of the Company’s outstanding derivative instruments not designed as hedging instruments:

	Notional amount as of December 31,
	2024	2023
Forward contracts	$5,000	$—
Call Spread + Coupon-only swap	—	50,000
Call Spread	—	30,000
Coupon-only swap	—	30,000

Schedule of cash flow hedges included in accumulated other comprehensive income (loss)
The following table presents the pretax amounts affecting income and other comprehensive (loss) income for the fiscal years ended December 31, 2024, 2023 and 2022 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative			(Gain) Loss Reclassified from Accumulated OCI into income (loss)
	2024	2023	2022	2024	2023	2022
Forward contracts (i)	$4,317	$(6,710)	$(1,225)	$(807)	$6,172	$(263)
Cross-currency interest rate swaps (ii)	24,628	(14,730)	(31,174)	(17,632)	10,913	8,727
Call Spread (ii)	2,469	30	—	(9,637)	2,385	3,275
Coupon-only swap (ii)	4,635	(263)	—	(472)	(1,752)	(964)
Sustainability linked ESG Principal Only Swap (ii)	12,142	(1,224)	—	(11,800)	2,014	—
Total	$48,191	$(22,897)	$(32,399)	$(40,348)	$19,732	$10,775

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper.
(ii)The net gain (loss) recognized in income is presented as follows:

Adjustment to:	2024	2023	2022
Net interest expense and other financing results	(1,419)	(181)	(3,675)
(Loss) gain from derivative instruments (a)	—	(6)	5,907
Foreign currency exchange results	40,960	(13,373)	(13,270)
Total	$39,541	$(13,560)	$(11,038)

(a) Related to the discontinued relationships of Cross-currency interest rate swaps during July 2023 and September 2022.